FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Sep. 30, 2023
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
FINANCIAL ASSETS AND FINANCIAL LIABILITIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Accounting policy

Recognition

Financial assets and financial liabilities, other than regular way transactions, are recognised when the Group becomes a party to the terms of the contract, which is generally on settlement date (the date payment is made or cash advanced). Purchases and sales of financial assets in regular way transactions are recognised on trade date (the date on which the Group commits to purchase or sell an asset).

De-recognition

Financial assets are de-recognised when the rights to receive cash flows from the asset have expired, or when the Group has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where the Group has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, where the Group retains control of the transferred asset, it will continue to be recognised in the balance sheet to the extent of the Group’s continuing involvement in the asset.

Financial liabilities are de-recognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a de-recognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.

The terms are deemed to be substantially different if the discounted present value of the cash flows under the new terms (discounted using the original effective interest rate) is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. Qualitative factors such as a change in the currency the instrument is denominated in, a change in the interest rate from fixed to floating and conversion features are also considered.

Classification and measurement basis

Financial assets

Financial assets are grouped into the following classes: cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans and other financial assets.

Financial assets are classified based on a) the business model within which the assets are managed, and b) whether the contractual cash flows of the instrument represent solely payment of principal and interest (SPPI).

The Group determines the business model at the level that reflects how groups of financial assets are managed. When assessing the business model the Group considers factors including how performance and risks are managed, evaluated and reported and the frequency and volume of, and reason for, sales in previous periods and expectations of sales in future periods.

When assessing whether contractual cash flows are SPPI, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that they may not meet the SPPI criteria include contingent and leverage features, non-recourse arrangements, and features that could modify the time value of money.

Debt instruments

If the debt instruments have contractual cash flows which represent SPPI on the principal balance outstanding they are classified at:

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Amortised cost if they are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows; or
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FVOCI if they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset; or
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FVIS if they are held within a business model whose objective is achieved through selling the financial asset.

Debt instruments are classified and measured at FVIS where the contractual cash flows do not represent SPPI on the principal balance outstanding or where it is designated at FVIS to eliminate or reduce an accounting mismatch.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

Accounting policy (continued)

Equity securities

Equity securities are classified and measured at FVOCI where they:

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Are not held for trading; and
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An irrevocable election is made by the Group.

Otherwise, they are measured at FVIS.

Financial liabilities

Financial liabilities are grouped into the following classes: collateral received, deposits and other borrowings, other financial liabilities, derivative financial instruments, debt issues and loan capital.

Financial liabilities are measured at amortised cost if they are not held for trading or designated at FVIS, otherwise they are measured at FVIS.

Financial assets and financial liabilities measured at FVIS are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus or minus directly attributable transaction costs, respectively.

Further details of the accounting policy for each category of financial asset or financial liability mentioned above are set out in the note for the relevant item.

The Group’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 22.